CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	12.31.2023	12.31.2022
Short-term investments(1)	4,289,932	2,220,385
Cash and banks(2)	68,344	53,449
Total	4,358,276	2,273,834

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(1)Highly liquid short-term investments basically comprise Bank Deposit Certificates (“CDB”) and Repurchase Agreements with first tier rated financial institutions, indexed to the Interbank Deposit Certificate (“CDI”) rate, with original maturities of up to three months, and with immaterial risk of change in value, therefore classified as cash and cash equivalents. Income from these investments are recorded as financial income. On December 31, 2023, the average remuneration of these short-term investments corresponded to 101,5% of the CDI (96.70% on December 31, 2022).
(2)On December 31, 2023 and 2022, the Consolidated balances included R$19,474 and R$10,576, respectively, related to the Financial Clearing House, with a Telefónica Group company (Note 29).